Document and Entity Information	0 Months Ended
Jun. 19, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 19, 2012
Registrant Name	Neuberger Berman Equity Funds
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Jun 19, 2012
Document Effective Date	Jun 19, 2012
Prospectus Date	Dec 16, 2011

Neuberger Berman Real Estate Fund
Neuberger Berman Real Estate Fund
Supplement to the Prospectuses dated December 16, 2011 and the Statement of Additional Information dated December 16, 2011, as amended December 19, 2011, April 26, 2012, and April 30, 2012

Neuberger Berman Real Estate Fund

Trust Class

Class A, Class C, and Institutional Class

Class R3

On June 19, 2012, shareholders of Neuberger Berman Real Estate Fund approved a proposal to change the Fund from a diversified fund to a non-diversified fund.

The following disclosure replaces the “Issuer-Specific Risk” disclosure in the “Principal Investment Risks” section on page 8 of the Trust Class Prospectus, page 72 of the Class A, Class C, and Institutional Class Prospectus, and page 46 of the Class R3 Prospectus:

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Label	Element	Value
Neuberger Berman Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbef_SupplementTextBlock
Supplement to the Prospectuses dated December 16, 2011 and the Statement of Additional Information dated December 16, 2011, as amended December 19, 2011, April 26, 2012, and April 30, 2012

Neuberger Berman Real Estate Fund

Trust Class

Class A, Class C, and Institutional Class

Class R3

On June 19, 2012, shareholders of Neuberger Berman Real Estate Fund approved a proposal to change the Fund from a diversified fund to a non-diversified fund.

The following disclosure replaces the “Issuer-Specific Risk” disclosure in the “Principal Investment Risks” section on page 8 of the Trust Class Prospectus, page 72 of the Class A, Class C, and Institutional Class Prospectus, and page 46 of the Class R3 Prospectus:

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 16, 2011